Shareholders’ Equity - Narrative (Details)											3 Months Ended				12 Months Ended
		Dec. 01, 2025 HKD ($) shares	Dec. 01, 2025 USD ($) shares	Nov. 21, 2025 HKD ($)	Nov. 21, 2025 USD ($) $ / shares shares	Nov. 04, 2025 shares	Jul. 10, 2025	May 30, 2025 vote shares	Apr. 24, 2024 HKD ($) $ / shares shares	Apr. 24, 2024 USD ($) shares	Jun. 30, 2023 HKD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 HKD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Dec. 31, 2025 HKD ($) shares		Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($) shares		Dec. 31, 2023 HKD ($)	Jan. 01, 2026 shares	Dec. 31, 2025 USD ($) $ / shares shares		May 29, 2025 shares
Class of Stock [Line Items]
Common stock, shares, issued (in shares)									1,656,459						50,176,485	[1]		1,656,459	[1]			50,176,485	[1]
Common stock, shares, outstanding (in shares)									1,656,459						50,176,485	[1]		1,656,459	[1]			50,176,485	[1]
Stockholders' equity note, stock split, conversion ratio							0.125
Stock issued	[1]														$ 3,900			$ 3,900				$ 500
Pre-funded warrant | $															115,440,000
Proceeds from PIPE, net of offering costs															144,857,724		$ 18,611,350	0		$ 0
Dividends per share, declared (in HKD per share) | (per share)											$ 1.934	$ 0.248	$ 1.746	$ 0.224
Dividends, common stock, cash											$ 2,800,800	$ 359,008	$ 2,528,413	$ 324,093	$ 0			$ 0
PIPE Financing
Class of Stock [Line Items]
Stock issued | $					$ 50,000,000
Pre-funded warrants, exercise price (USD per share) | $ / shares					$ 0.00001																	$ 0.00001
Class of warrant or right, outstanding (in shares)															1,480,000			0				1,480,000
2025 Incentive Plan
Class of Stock [Line Items]
Expected term of incentive plan						10 years
Number of shares authorized under incentive plan (in share)						184,046
Number of shares authorized as percentage of issued capital						0.100
Conversion of class B into class A
Class of Stock [Line Items]
Conversion of stock, ratio								1							1		1
Class A
Class of Stock [Line Items]
Common stock, shares, issued (in shares)	[1]														49,045,623			525,623				49,045,623
Common stock, shares, outstanding (in shares)								525,623							49,045,623	[1]		525,623	[1]			49,045,623	[1]	4,204,775
Number of votes per share | vote								1
Class A | PIPE Financing
Class of Stock [Line Items]
Common stock issued (in shares)		48,520,000	48,520,000
Proceeds from PIPE, net of offering costs		$ 3,784,560,000	$ 485,200,000
Class A | PIPE Financing | Cash
Class of Stock [Line Items]
Proceeds from PIPE, net of offering costs		146,679,000	18,805,000
Class A | PIPE Financing | Stable coins
Class of Stock [Line Items]
Proceeds from PIPE, net of offering costs		$ 3,637,881,000	$ 466,395,000
Class B
Class of Stock [Line Items]
Common stock, shares, issued (in shares)	[1]														1,130,862			1,130,862				1,130,862
Common stock, shares, outstanding (in shares)								1,130,862							1,130,862	[1]		1,130,862	[1]			1,130,862	[1]	9,046,892
Number of votes per share | vote								20
Class A and Class B Ordinary Shares | PIPE Financing
Class of Stock [Line Items]
Price of shares and pre-funded warrants issued under PIPE (USD per share) | $ / shares					10.00
Pre-funded warrants | PIPE Financing
Class of Stock [Line Items]
Price of shares and pre-funded warrants issued under PIPE (USD per share) | $ / shares					$ 9.99999
Pre-funded warrant				$ 115,440,000	$ 14,800,000
Pre-funded warrants | PIPE Financing | Cash
Class of Stock [Line Items]
Pre-funded warrant				76,440,000	9,800,000
Pre-funded warrants | PIPE Financing | Stable coins
Class of Stock [Line Items]
Pre-funded warrant				$ 39,000,000	$ 5,000,000
IPO
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)									208,360	208,360
Sale of stock, price per share (in USD per share) | $ / shares									$ 36
Net proceeds from IPO									$ 44,376,168	$ 5,689,251
Private Placement Offering | PIPE Financing | Pre-funded warrants
Class of Stock [Line Items]
Pre-funded warrants issued (in shares)					1,480,000
Class of warrant or right, outstanding (in shares)		1,480,000	1,480,000
Private Placement Offering | PIPE Financing | Pre-funded warrants | Subsequent Event
Class of Stock [Line Items]
Class of warrant or right, outstanding (in shares)																					1,480,000

[1]	Giving retroactive effect to the 8 for 1 share consolidation effected on July 10, 2025.